Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables		¥ 74,331	¥ 103,557
Customer contract liabilities	[1]	¥ 3,058	¥ 3,444

[1]	Customer contract liabilities primarily represent rise from investment advisory services recognized in connection with the term of the contract based on time elapsed.